Federal Income Tax (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Consolidated provision for federal income tax:
Current provision										$ 18,000
Deferred benefit										(18,000)
Total	885,000	137,000	(136,000)	(886,000)
Reconciliation of federal income tax expense and statutory federal tax rate:
Tax (benefit) expense at statutory rate									(73,000)	252,000
Increase (decrease) from:
Change in valuation allowance									138,000	(177,000)
Tax-exempt interest									(52,000)	(55,000)
Other									(13,000)	(20,000)
Total income tax expense
Deferred tax assets:
Other real estate owned	96,000				185,000				96,000	185,000
Non-accrual loan interest	65,000				20,000				65,000	20,000
Directors' benefit plan	274,000				279,000				274,000	279,000
Net operating loss carryforward	3,536,000				3,320,000				3,536,000	3,320,000
Investment in subsidiary	784,000				784,000				784,000	784,000
Net deferred loan origination fees	109,000				93,000				109,000	93,000
Other	192,000				139,000				192,000	139,000
Total deferred tax assets	5,056,000				4,820,000				5,056,000	4,820,000
Less: valuation allowance	3,166,000				3,028,000				3,166,000	3,028,000
Deferred tax liabilities:
Allowance for loan losses	158,000				143,000				158,000	143,000
Mortgage servicing rights	345,000				338,000				345,000	338,000
Partnership losses	117,000				118,000				117,000	118,000
Unrealized gain on available-for-sale securities	385,000				344,000				385,000	344,000
Depreciation	343,000				287,000				343,000	287,000
Other	211,000				190,000				211,000	190,000
Total deferred tax liabilities	1,559,000				1,420,000				1,559,000	1,420,000
Net deferred tax asset	331,000				372,000				331,000	372,000
Operating loss carryforwards	10,400,000								10,400,000
Operating loss carryforwards, expiration dates									December 31, 2032
Aggregate amount of tax bad debt base year reserves	60,000				60,000				60,000	60,000
Unrecognized deferred tax liability	$ 20,000				$ 20,000				$ 20,000	$ 20,000